Consolidated Variable Interest Entities - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) Entity	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Entity	Dec. 31, 2015 USD ($) Entity	Dec. 31, 2014 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of variable interest entities consolidated | Entity	3		2	2
Financial or other support to any VIEs | $	$ 0	$ 0	$ 0	$ 0	$ 0